Intangible (Tables)	12 Months Ended
Dec. 31, 2019
Intangible
Schedule of intangible assets and goodwill

				December
	December 31, 2019			31, 2018
		Accumulated
	Cost	amortization	Net value	Net value
Software (i)	95,280	(48,093)	47,187	31,513
Software development (ii)	22,729	—	22,729	15,633
Software developed (iii)	188,854	(149,865)	38,989	36,174
Software development – capitalized interest	20,569	(8,114)	12,455	4,058
Brands acquired	46,199	(5,037)	41,162	42,112
Technology- acquisitions	143,735	(104,264)	39,471	38,973
Client portfolio — acquisitions	158,268	(78,507)	79,761	73,722
Goodwill	727,558	—	727,558	607,446
Other	2	—	2	3
Total (*)	1,403,194	(393,880)	1,009,314	849,634

(*)   The amounts presented include R$ 9,841 (R$ 750 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.

(i)Software acquired for use by the company employees and for software development routines

(ii)Software under development that is not yet being marketed

(iii)Development of software under an innovation process that has already been marketed

The financial activity of intangible asset balances is described below:

	Cost
				Business
	Balance at		Addition -	combination	IAS 29		Balance at
	12/31/2018	Addition (*)	acquisition	(**)	(***)	Write-offs	12/31/2019
Software (i)	66,883	28,316	1,165	—	768	(1,852)	95,280
Software development (ii)	15,633	7,096	—	—	—	—	22,729
Software developed (iii)	157,837	31,017	—	—	—	—	188,854
Software development — capitalized interest	8,786	11,783	—	—	—	—	20,569
Brands acquired	46,188	—	11	—	—	—	46,199
Technology - acquisitions	129,377	—	—	14,358	—	—	143,735
Client portfolio — acquisitions	137,177	—	—	21,182	—	(91)	158,268
Goodwill	607,446	1,843	—	118,269	—	—	727,558
Other	3	—	—	—	—	(1)	2
Total	1,169,330	80,055	1,176	153,809	768	(1,944)	1,403,194

(i)Software acquired for use by the company employees and for software development routines

(ii)Software under development that is not yet being marketed

(iii) Development of software under an innovation process that has already been marketed

(*) In the statement of cash flow, only additions with cash disbursement are being considered as investment activities.

(**)Amounts related to goodwill, client portfolio and technology figures for acquisitions of Hiper and Millennium in the second quarter of 2019 and SetaDigital in the fourth quarter of 2019.

(***)Amounts related to update of IAS 29 (hyperinflation) in Napse Argentina.

	Accumulated amortization

	Annual rate of	Balance at		Addition -		Balance at
	amortization	12/31/2018	Addition	acquisition (*)	Write-offs	12/31/2019
Software (i)	10-20%	(35,370)	(14,030)	(450)	1,757	(48,093)
Software developed (ii)	33%	(121,663)	(28,202)	—	—	(149,865)
Software development – capitalized interest	33%	(4,728)	(3,386)	—	—	(8,114)
Brands acquired	10-20%	(4,076)	(961)	—	—	(5,037)
Technology - acquisitions	10-20%	(90,404)	(13,860)	—	—	(104,264)
Client portfolio - acquisitions	20-50%	(63,455)	(15,052)	—	—	(78,507)
Total		(319,696)	(75,491)	(450)	1,757	(393,880)

(i)Software acquired for use by the company employees and for software development routines

(ii) Development of software under an innovation process that has already been marketed